Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements Captions [Line Items]
Interest expense									$ (7,570)	$ (4,092)	$ (3,308)
Income taxes									(2,640)	(6,360)	(6,619)
Net income	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	$ 3,981	$ 3,660	$ 3,596	$ 4,635	14,139	15,872	17,217
Comprehensive income									14,089	17,284	15,375
CBI[Member]
Condensed Financial Statements Captions [Line Items]
Dividends from bank subsidiaries									10,000
Interest expense									(1,320)	(1,035)	(884)
Pension expense									199	(925)	(184)
Acquisition expense									(10,738)
Other expense, net									(1,740)	(1,071)	(920)
Income (loss) before equity in undistributed net earnings of subsidiaries									(3,599)	(3,031)	(1,988)
Income taxes									1,751	1,407	676
Equity in undistributed net earnings of subsidiaries									15,987	17,496	18,529
Net income									14,139	15,872	17,217
Comprehensive income									$ 14,089	$ 17,284	$ 15,375